STOCK-BASED COMPENSATION PLANS (Detail Textuals) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-Based Compensation, Allocation Of Recognized Period Costs [Line Items]
Capitalized stock-based compensation	$ 0.3	$ 0.3	$ 0.4
Stock Options
Employee Service Share-Based Compensation, Allocation Of Recognized Period Costs [Line Items]
Fair value stock option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model
Expected terms	4 years 6 months	4 years 7 months 6 days	4 years 4 months 24 days
Volatility rate	40.00%	47.00%	66.00%
Risk free interest rate	1.40%	1.40%	0.70%
Weighted average grant date fair value	$ 3.23	$ 3.13	$ 4.46